Accrued Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Accrued Liabilities
Accrued payroll	$ 797	$ 928
Accrued interest	9,959	9,953
Accrued expenses	7,644	4,345
Total	$ 18,400	$ 15,226